Document and Entity Information	Jan. 02, 2020
Prospectus:
Document Type	497
Document Period End Date	Jan. 02, 2020
Entity Registrant Name	LORD ABBETT SERIES FUND INC
Entity Central Index Key	0000855396
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 02, 2020
Document Effective Date	Jan. 02, 2020
Prospectus Date	May 01, 2019